Net Income (Loss) Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible notes
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	71.8	44.5
RSUs and pRSUs
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	2.0	1.9
Stock options
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)	0.1	1.9
Warrants
Earnings per share [Line Items]
Anti-dilutive effect on EPS (in shares)		0.6